Other Financial Assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Current		$ 0	$ 2
Non-current		156	173
Other financial assets		156	175
Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets		103	106
Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets		45	61
Shortfall reserve deposit [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets		0	6
Ring fenced amounts to satisfy insurance claims, Cash [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets	[1]	2	4
Ring fenced amounts to satisfy insurance claims, Money market funds [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets		3	8
Bank accounts pledged as security [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets		39	42
Other [member] | Restricted funds [member]
Disclosure of financial assets [line items]
Other financial assets		1	1
Trade and other receivables [member]
Disclosure of financial assets [line items]
Other financial assets		$ 8	$ 8

[1]	As described on page 168, amounts within these lines have been re-presented as cash and cash equivalents.